Restatement Of Previously Issued Financial Statements (Schedule Of Effect On Consolidated Statements Of Operations) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012		Dec. 31, 2011
REVENUE		$ 78,062		$ 130,755
COST OF SALES		(170,693)		(144,486)
EXPENSES
Exploration and evaluation		(66,081)		(62,446)
Other operating expenses		(141,034)		(53,685)
General and administrative		(154,486)		(100,805)
Depreciation		(405)		(1,164)
Accretion of asset retirement obligations		(2,735)		(694)
Write-down of current assets				(4,288)
TOTAL EXPENSES		(535,434)		(367,568)
OPERATING LOSS		(457,372)		(236,813)
OTHER INCOME (EXPENSES)
Interest income		15,804		14,442
Interest expense		(11,943)		(11,013)
Financing Costs		(164,384)
Foreign exchange gains (losses)		6,648		(15,984)
Change in fair value of derivative		194,664		(432,536)
Change in fair value of embedded derivatives		39,512		106,489
Gain on settlement of note receivable	103,000			102,995
Other (expense) income		(21,412)		10,592
LOSS BEFORE INCOME TAXES AND OTHER ITEMS		(398,483)		(461,828)
(Provision) recovery of income and capital taxes		(12,899)		(11,657)
Share of (loss) income of significantly influenced investees		(33,233)		(23,071)
NET LOSS FROM CONTINUING OPERATIONS		(444,615)		(496,556)
LOSS FROM DISCONTINUED OPERATIONS		(113,618)		(137,750)
Net loss		(558,233)		(634,306)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		146,162		46,581
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(412,071)		(587,725)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD CONTINUING OPERATIONS		(345,369)		(495,585)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD DISCONTINUED OPERATIONS		(66,702)		(92,140)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(412,071)		(587,725)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS		$ (0.40)		$ (0.66)
DISCONTINUED OPERATIONS		$ (0.08)		$ (0.12)
Total		$ (0.48)		$ (0.78)
As previously reported [Member]
REVENUE		133,771		179,049
COST OF SALES		(208,085)		(184,849)
EXPENSES
Exploration and evaluation		(168,966)		(210,490)
Other operating expenses		(159,883)		(72,098)
General and administrative		(154,486)		(100,805)
Depreciation		(2,797)		(2,430)
Accretion of asset retirement obligations		(4,997)		(694)
Write-down of current assets		(16,205)		(4,288)
TOTAL EXPENSES		(715,419)		(575,654)
OPERATING LOSS		(581,648)		(396,605)
OTHER INCOME (EXPENSES)
Interest income		19,453		22,077
Interest expense		(11,943)		(11,013)
Financing Costs		(164,384)
Foreign exchange gains (losses)		7,236		(16,831)
Change in fair value of derivative		194,664		(432,536)
Change in fair value of embedded derivatives		39,512		106,489
Gain on settlement of note receivable				102,995
Other (expense) income		(17,049)		1,970
LOSS BEFORE INCOME TAXES AND OTHER ITEMS		(514,159)		(623,454)
(Provision) recovery of income and capital taxes		(34,340)		650
Share of (loss) income of significantly influenced investees		(32,944)		17,208
NET LOSS FROM CONTINUING OPERATIONS		(581,443)		(605,596)
LOSS FROM DISCONTINUED OPERATIONS				(9,105)
Net loss		(581,443)		(614,701)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		146,888		44,329
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(434,555)		(570,372)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD CONTINUING OPERATIONS		(434,555)		(561,267)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD DISCONTINUED OPERATIONS				(9,105)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		(434,555)		(570,372)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS		$ (0.51)		$ (0.75)
DISCONTINUED OPERATIONS				$ (0.01)
Total		$ (0.51)		$ (0.76)
Correction of errors [Member]
EXPENSES
TOTAL EXPENSES		(22,161)		40,363
OPERATING LOSS		2,785		(7,931)
OTHER INCOME (EXPENSES)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS		2,289		(7,059)
NET LOSS FROM CONTINUING OPERATIONS		23,210		(19,605)
Net loss		23,210		(19,605)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		22,484		(17,353)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD CONTINUING OPERATIONS		22,484		(17,353)
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.		22,484		(17,353)
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS		$ 0.03		$ (0.02)
Total		$ 0.03		$ (0.02)
Discontinued operations [Member]
REVENUE		(80,655)	[1]
COST OF SALES		72,749	[1]
EXPENSES
Exploration and evaluation		102,885	[1]	148,044	[1]
Other operating expenses		21,858	[1]	18,413	[1]
Depreciation		2,392	[1]	1,266	[1]
Accretion of asset retirement obligations		2,262	[1]
TOTAL EXPENSES		202,146	[1]	167,723	[1]
OPERATING LOSS		121,491	[1]	167,723	[1]
OTHER INCOME (EXPENSES)
Interest income		(3,649)	[1]	(7,635)	[1]
Foreign exchange gains (losses)		(92)	[1]	(25)	[1]
Other (expense) income		(4,363)	[1]	8,622	[1]
LOSS BEFORE INCOME TAXES AND OTHER ITEMS		113,387	[1]	168,685	[1]
(Provision) recovery of income and capital taxes		520	[1]	239	[1]
Share of (loss) income of significantly influenced investees		(289)	[1]	(40,279)	[1]
NET LOSS FROM CONTINUING OPERATIONS		113,618	[1]	128,645	[1]
LOSS FROM DISCONTINUED OPERATIONS		(113,618)	[1]	(128,645)	[1]
Net loss			[2]		[2]
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.			[2]		[2]
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD CONTINUING OPERATIONS		66,702	[1]	83,035	[1]
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD DISCONTINUED OPERATIONS		(66,702)	[1]	(83,035)	[1]
NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.			[2]		[2]
BASIC AND DILUTED LOSS PER SHARE ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.
CONTINUING OPERATIONS		$ 0.08	[1]	$ 0.11	[1]
DISCONTINUED OPERATIONS		$ (0.08)	[1]	$ (0.11)	[1]
Correction of errors related to SouthGobi revenue recognition [Member]
REVENUE		24,946		(48,294)
COST OF SALES		(35,357)		40,363
EXPENSES
Other operating expenses		(3,009)
Write-down of current assets		16,205
OTHER INCOME (EXPENSES)
Foreign exchange gains (losses)		(496)		872
(Provision) recovery of income and capital taxes		(573)		1,765
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS		(726)		2,252
Correction of error related to withholding taxes on intercompany interest [Member]
OTHER INCOME (EXPENSES)
(Provision) recovery of income and capital taxes		$ 21,494		$ (14,311)

[1]	Restatement of Financial Statements for Subsequent Discontinued Operations On June 17, 2013, Ivanhoe Australia announced it changed its name to Inova Resources Limited ("Inova"). On November 1, 2013, the Company completed the sale of all of its shares of Inova) to the Shanxi Donghui Coal Coking & Chemicals Group Co., Ltd ("Shanxi") for approximately $85 million (AUD$90 million) in cash. The Company's Board of Directors committed to a plan to sell its investment in Inova in August 2013 in conjunction with a proposed bid by Shanxi to acquire the majority of shares of Inova for AUD$0.22 cash per share (the "Takeover Offer") and as at September 30, 2013, the assets and liabilities of Inova were classified as held for sale and the operations of Inova were presented as discontinued operations in the Company's consolidated interim financial statements as of and for the nine months ended September 30, 2013. Note 28 reflects the retrospective classification of the assets and liabilities of Inova as held for sale and the operations as discontinued operations.
[2]	Correction of error related to income taxes on intercompany interest. During 2012, the Company identified and recorded $21.5 million of accrued withholding taxes on intercompany interest that arose in the years ended December 31, 2011 and 2010. As a result of the restatement described in (a) above, the Company has adjusted this out-of-period adjustment to reflect it in the proper periods.